INVESTMENTS - Summary of Disclosure of detailed information about investment property (Parenthetical) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Xmobots Holding S. A
Disclosure of subsidiaries [line items]
Equity interest	26.68%
Investments accounted for using equity method	$ 5.8	$ 4.3
Fair value step‑up on net identifiable assets in amount	0.0	4.2
Goodwill	14.1	11.0
Eve Holding, Inc. ("Eve Holding")
Disclosure of subsidiaries [line items]
Equity instruments held	$ 1,355.6	$ 1,010.5
Number of shares in entity held by entity or by its subsidiaries or associates	249,199,589	253,323,300
Par value per share	$ 5.44	$ 3.99